Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Deferred tax asset, increase in valuation allowance	$ 4,900,000	$ 3,800,000
Uncertain tax position impact effective tax rate	0	$ 0
Domestic Tax Authority
Income Taxes [Line Items]
Net operating loss carryforwards	$ 1,600,000
Operating Loss Carryforwards Expiration Year	2030
Operating Loss With No Expiration	$ 24,500,000
Capitalized Research And Development Expenses	$ 9,800,000
Amortisation Of Research And Developmental Cost	5 years
State [Member]
Income Taxes [Line Items]
Provision or benefit for income tax	$ 0
Net operating loss carryforwards	$ 24,400,000
Operating Loss Carryforwards Expiration Year	2030
Foreign Tax Authority
Income Taxes [Line Items]
Capitalized Research And Development Expenses	$ 2,000,000
Amortisation Of Research And Developmental Cost	15 years